Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Hartford Real Total Return Fund Summary Section
Supplement [Text Block]	hmfic_SupplementTextBlock

JUNE 30, 2016

SUPPLEMENT TO

ALTERNATIVE FUNDS PROSPECTUS DATED MARCH 1, 2016, AS LAST SUPPLEMENTED APRIL 21, 2016

(THE HARTFORD MUTUAL FUNDS, INC.)

1.              Effective immediately, Hartford Funds Management Company, LLC (the “Investment Manager”) will lower its management fee rate set forth in the investment management agreement for Hartford Real Total Return Fund.  Additionally, effective immediately, the Investment Manager is also revising the expense reimbursement arrangements for Hartford Real Total Return Fund.

a.              Accordingly, under the heading “Hartford Real Total Return Fund Summary Section — Your Expenses,” the Shareholder Fees and Annual Fund Operating Expenses tables and the footnotes attached thereto, as well as the expense examples, are deleted in their entirety and replaced with the following:

Shareholder Fees   (fees paid directly from your investment)

Share Classes	A	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	1.00%	None	None	None	None	None

Annual Fund Operating Expenses(2)   (expenses that you pay each year as a percentage of the value of your investment)

Share Classes	A	C	I	R3	R4	R5	Y
Management fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%	1.00%	None	0.50%	0.25%	None	None
Total other expenses(3)	0.30%	0.31%	0.25%	0.38%	0.34%	0.28%	0.15%
Administrative services fee	None	None	None	0.20%	0.15%	0.10%	None
Other expenses	0.30%	0.31%	0.25%	0.18%	0.19%	0.18%	0.15%
Acquired fund fees and expenses	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Total annual fund operating expenses(4)	1.51%	2.27%	1.21%	1.84%	1.55%	1.24%	1.11%
Fee waiver and/or expense reimbursement(5)	0.05%	0.06%	0.00%	0.08%	0.09%	0.08%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(5)	1.46%	2.21%	1.21%	1.76%	1.46%	1.16%	1.11%

(1)          For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)          Expenses have been restated to reflect current fees.

(3)          “Total other expenses” do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses were included, “Total other expenses” would have been as follows: 0.31% (Class A), 0.32% (Class C), 0.26% (Class I), 0.39% (Class R3), 0.35% (Class R4), 0.29% (Class R5), and 0.16% (Class Y).

(4)          “Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual or semi-annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.  The ratio of expenses to average net assets that is disclosed in the Fund’s annual or semi-annual report in the financial highlights table for the applicable period also does not reflect the restated management fees.

(5)          Effective June 30, 2016, Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.40% (Class A), 2.15% (Class C), 1.15% (Class I), 1.70% (Class R3), 1.40% (Class R4), 1.10% (Class R5), and 1.05% (Class Y). This contractual arrangement will remain in effect until February 28, 2018, and shall renew automatically for one-year terms thereafter unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc. In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. This contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

Example. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•Your investment has a 5% return each year

• The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

• You reinvest all dividends and distributions

• You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$690	$996	$1,324	$2,248
C	$324	$704	$1,210	$2,601
I	$123	$384	$665	$1,466
R3	$179	$571	$988	$2,152
R4	$149	$481	$836	$1,838
R5	$118	$386	$673	$1,493
Y	$113	$353	$612	$1,352

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$690	$996	$1,324	$2,248
C	$224	$704	$1,210	$2,601
I	$123	$384	$665	$1,466
R3	$179	$571	$988	$2,152
R4	$149	$481	$836	$1,838
R5	$118	$386	$673	$1,493
Y	$113	$353	$612	$1,352

b.              Accordingly, under the heading “The Investment Manager and Sub-Adviser — Management Fee,” the following information is added:

Effective June 30, 2016, the management fee set forth in the investment management agreement with respect to Hartford Real Total Return Fund is 0.90% of the first $250 million, 0.88% of the next $250 million, 0.85% of the next $500 million, 0.83% of the next $1.5 billion and 0.82% in excess of $2.5 billion annually of the Fund’s average daily net assets.

Prior to June 30, 2016, the management fee set forth in the investment management agreement with respect to Hartford Real Total Return Fund was 1.20% of the first $250 million, 1.15% of the next $250 million, 1.10% of the next $500 million, 1.05% of the next $1.5 billion, 1.02% of the next $2.5 billion, 1.01% of the next $5 billion and 1.00% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual or semi-annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.  The ratio of expenses to average net assets that is disclosed in the Fund’s annual or semi-annual report in the financial highlights table for the applicable period also does not reflect the restated management fees.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Total other expenses	rr_OtherExpensesOverAssets	0.30%	[2],[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none	[2]
Other expenses	rr_Component2OtherExpensesOverAssets	0.30%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%	[2],[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.46%	[2],[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,248
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	690
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	996
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,324
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,248
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Total other expenses	rr_OtherExpensesOverAssets	0.31%	[2],[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none	[2]
Other expenses	rr_Component2OtherExpensesOverAssets	0.31%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.27%	[2],[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[2],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.21%	[2],[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 324
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	704
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,601
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	704
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,601
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Total other expenses	rr_OtherExpensesOverAssets	0.25%	[2],[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none	[2]
Other expenses	rr_Component2OtherExpensesOverAssets	0.25%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%	[2],[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.21%	[2],[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	384
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	665
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,466
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Total other expenses	rr_OtherExpensesOverAssets	0.38%	[2],[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.20%	[2]
Other expenses	rr_Component2OtherExpensesOverAssets	0.18%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%	[2],[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[2],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.76%	[2],[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 179
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	571
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	988
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,152
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	571
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	988
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,152
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Total other expenses	rr_OtherExpensesOverAssets	0.34%	[2],[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Other expenses	rr_Component2OtherExpensesOverAssets	0.19%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%	[2],[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[2],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.46%	[2],[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	481
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	836
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,838
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	481
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	836
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,838
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Total other expenses	rr_OtherExpensesOverAssets	0.28%	[2],[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Other expenses	rr_Component2OtherExpensesOverAssets	0.18%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%	[2],[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[2],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.16%	[2],[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	386
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	673
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,493
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	386
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	673
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,493
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Total other expenses	rr_OtherExpensesOverAssets	0.15%	[2],[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none	[2]
Other expenses	rr_Component2OtherExpensesOverAssets	0.15%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%	[2],[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.11%	[2],[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	353
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	612
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,352

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	Expenses have been restated to reflect current fees.
[3]	"Total other expenses" do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses were included, "Total other expenses" would have been as follows: 0.31% (Class A), 0.32% (Class C), 0.26% (Class I), 0.39% (Class R3), 0.35% (Class R4), 0.29% (Class R5), and 0.16% (Class Y).
[4]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual or semi-annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund's annual or semi-annual report in the financial highlights table for the applicable period also does not reflect the restated management fees.
[5]	Effective June 30, 2016, Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.40% (Class A), 2.15% (Class C), 1.15% (Class I), 1.70% (Class R3), 1.40% (Class R4), 1.10% (Class R5), and 1.05% (Class Y). This contractual arrangement will remain in effect until February 28, 2018, and shall renew automatically for one-year terms thereafter unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc. In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. This contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.